Share-based awards - Summary of RSU and PSU Activity (Details)	6 Months Ended
Jun. 30, 2024 $ / shares shares
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	105,256
Granted (in shares) | shares	48,626
Shares vested (in shares) | shares	(9,975)
Forfeited (in shares) | shares	(72,764)
Outstanding at end of period (in shares) | shares	71,143
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 226.29
Granted (in USD per share) | $ / shares	325.51
Shares vested (in USD per share) | $ / shares	177.38
Forfeited (in USD per share) | $ / shares	252.86
Outstanding at end of period (in USD per share) | $ / shares	$ 273.79
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	621,011
Granted (in shares) | shares	237,539
Shares vested (in shares) | shares	(109,885)
Forfeited (in shares) | shares	(39,114)
Outstanding at end of period (in shares) | shares	709,551
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 218.27
Granted (in USD per share) | $ / shares	318.49
Shares vested (in USD per share) | $ / shares	220.87
Forfeited (in USD per share) | $ / shares	221.86
Outstanding at end of period (in USD per share) | $ / shares	$ 251.22